Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure of information for cashgenerating unit with significant amount of goodwill explanatory
Discount and growth rates
Discount rates Growth rates
In % 31.12.21 31.12.20 31.12.21 31.12.20
Global Wealth Management Americas 9.5 9.5 4.0 5.1
Global Wealth Management Switzerland and International 8.5 8.5 3.1 3.7
Asset Management 8.5 8.5 2.9 3.5

Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill Explanatory
USD million Goodwill
Intangible
assets
1
2021 2020
Historical cost
Balance at the beginning of the year 6,182 1,683 7,865 7,820
Additions 1 1 147
Disposals (3) (3) (158)
Write-offs (41) (41) (35)
Foreign currency translation (53) (30) (83) 91
Balance at the end of the year 6,126 1,612 7,739 7,865
Accumulated amortization and impairment
Balance at the beginning of the year 1,385 1,385 1,351
Amortization 31 31 55
Impairment / (reversal of impairment)
2
(1) (1) 2
Disposals 0 0
Write-offs (41) (41) (35)
Foreign currency translation (13) (13) 11
Balance at the end of the year 1,360 1,360 1,385
Net book value at the end of the year 6,126 252 6,378 6,480
of which: Global Wealth Management Americas 3,720 41 3,760 3,770
of which: Global Wealth Management Switzerland and International 1,204 72 1,276 1,320
of which: Asset Management 1,202 1,202 1,226
of which: Investment Bank 139 139 161
of which: Group Functions 0 4
1 Intangible

assets mainly

include customer

relationships, contractual

rights and

the fully

amortized branch

network intangible

asset recognized

in connection

with the

acquisition of

PaineWebber Group,

Inc.

2 Impairment charges recorded in

2020 relate to

assets for which the

recoverable amount was

determined considering their

value in use

(recoverable amount of

the impaired intangible

assets: USD
5

million for
2020).

Disclosure Of Assets With Infinite Useful Lives And Finite Useful Lives Intangible Assets Future Amortization Expense Explanatory	USD million Intangible assets Estimated aggregated amortization expenses for: 2022 29 2023 27 2024 23 2025 23 2026 23 Thereafter 126 Not amortized due to indefinite useful life 2 Total 252
UBS AG
Entity [Table]
Disclosure of information for cashgenerating unit with significant amount of goodwill explanatory
Discount and growth rates
Discount rates Growth rates
In % 31.12.21 31.12.20 31.12.21 31.12.20
Global Wealth Management Americas 9.5 9.5 4.0 5.1
Global Wealth Management Switzerland and International 8.5 8.5 3.1 3.7
Asset Management 8.5 8.5 2.9 3.5

Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill Explanatory
USD million Goodwill
Intangible
assets
1
2021 2020
Historical cost
Balance at the beginning of the year 6,182 1,683 7,865 7,820
Additions 1 1 147
Disposals (3) (3) (158)
Write-offs (41) (41) (35)
Foreign currency translation (53) (30) (83) 91
Balance at the end of the year 6,126 1,612 7,739 7,865
Accumulated amortization and impairment
Balance at the beginning of the year 1,385 1,385 1,351
Amortization 31 31 55
Impairment / (reversal of impairment)
2
(1) (1) 2
Disposals 0 0
Write-offs (41) (41) (35)
Foreign currency translation (13) (13) 11
Balance at the end of the year 1,360 1,360 1,385
Net book value at the end of the year 6,126 252 6,378 6,480
of which: Global Wealth Management Americas 3,720 41 3,760 3,770
of which: Global Wealth Management Switzerland and International 1,204 72 1,276 1,320
of which: Asset Management 1,202 1,202 1,226
of which: Investment Bank 139 139 161
of which: Group Functions 0 4
1 Intangible assets mainly include customer relationships, contractual rights and the fully amortized branch network intangible asset recognized in connection with the acquisition of PaineWebber

Group, Inc.

2 Impairment charges recorded in 2020 relate to assets for which the recoverable amount was determined considering their value in use (recoverable amount of the impaired intangible assets: USD
5

million for
2020).

Disclosure Of Assets With Infinite Useful Lives And Finite Useful Lives Intangible Assets Future Amortization Expense Explanatory	USD million Intangible assets Estimated aggregated amortization expenses for: 2022 29 2023 27 2024 23 2025 23 2026 23 Thereafter 126 Not amortized due to indefinite useful life 2 Total 252